Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2016

A.	DATES	Begin	End	# days

1	Payment Date		12/15/2016
2	Collection Period	11/1/2016	11/30/2016	30
3	Monthly Interest Period-Actual	11/15/2016	12/14/2016	30
4	Monthly Interest - Scheduled	11/15/2016	12/14/2016	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	104,910,000.00	-	-	-	-	-	0.0000000
6	Class A-2a Notes	152,720,000.00	-	-	-	-	-	0.0000000
7	Class A-2b Notes	152,720,000.00	-	-	-	-	-	0.0000000
8	Class A-3 Notes	213,590,000.00	122,190,714.30	-	-	33,182,910.14	89,007,804.16	0.4167227
9	Class A-4 Notes	80,000,000.00	80,000,000.00	-	-	-	80,000,000.00	1.0000000
10	Total Class A Notes	703,940,000.00	202,190,714.30	-	-	33,182,910.14	169,007,804.16
11	Class B Notes	30,130,000.00	30,130,000.00	-	-	-	30,130,000.00	1.0000000

12	Total Notes	$734,070,000.00	232,320,714.30	$0.00	$0.00	$33,182,910.14	199,137,804.16

	Overcollateralization
13	Exchange Note	83,702,679.54	34,783,041.21				31,464,750.19
14	Series 2014-A Notes	19,254,115.86	80,726,656.56				84,044,947.58

15	Total Overcollateralization	102,956,795.40	115,509,697.77				115,509,697.77
16	Total Target Overcollateralization	$115,509,697.77	115,509,697.77				115,509,697.77

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.20000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-2a Notes		0.71000%	0.00	0.0000000	0.00	0.0000000	0.00
19	Class A-2b Notes	0.53817%	0.74817%	0.00	0.0000000	0.00	0.0000000	0.00
20	Class A-3 Notes		1.16000%	118,117.69	0.5530113	33,182,910.14	155.3579762	0.00
21	Class A-4 Notes		1.37000%	91,333.33	1.1416666	0.00	0.0000000	0.00
22	Total Class A Notes			209,451.02	0.2975410	33,182,910.14	47.1388331	0.00
23	Class B Notes		1.65000%	41,428.75	1.3750000	0.00	0.0000000	0.00

24	Totals			250,879.77	0.3417655	33,182,910.14	45.2040134	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	753,324,115.86	313,047,370.86	283,182,751.74

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	837,026,795.40	314,647,501.93
28	Aggregate Base Residual Value (Not Discounted)	585,024,723.00	296,916,456.40

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	2,425	10,507,318.14
30	Turn-in Ratio on Scheduled Terminations			66.85%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	21,309	347,830,412.07
32	Depreciation/Payments		(4,068,741.98)
33	Gross Credit Losses	(24)	(390,092.83)
34	Early Terminations — Regular	(1)	(27,788.39)
35	Scheduled Terminations — Returned	(1,433)	(21,252,760.41)
36	Payoff Units & Lease Reversals	(403)	(7,443,526.53)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	19,448	314,647,501.93

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2016

C.	SERVICING FEE

39	Servicing Fee Due	289,858.68

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(31,865.19)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,185,133.98
43	Beginning Reserve Account Balance	4,185,133.98
44	Ending Reserve Account Balance	4,185,133.98

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	16,961	98.96%	277,546,071.54
46	31 - 60 Days Delinquent	138	0.81%	2,348,120.70
47	61 - 90 Days Delinquent	38	0.22%	691,408.85
48	91 - 120 Days Delinquent	2	0.01%	32,154.16
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	17,139	100.00%	280,617,755.25

51	Prepayment Speed (1 Month)				0.00%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	1,434	21,280,548.80
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(20,389,272.53)
54	Less: Excess Wear and Tear Received in Current Period		(47,948.67)
55	Less: Excess Mileage Received in Current Period		(74,250.55)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		769,077.05

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		2.65%
58	Prior Period Net Residual Losses/(Gains) Ratio		4.28%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		2.70%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		2.75%
61	Four Month Average		3.10%

62	Beginning Cumulative Net Residual Losses		7,377,617.26
63	Current Period Net Residual Losses		769,077.05

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		8,146,694.31

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.97%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	24	390,092.83
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(375,090.14)

68	Current Period Net Credit Losses/(Gains)		15,002.69

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.05%
70	Prior Period Net Credit Losses/(Gains) Ratio		0.32%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		0.42%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.34%
73	Four Month Average		0.28%

74	Beginning Cumulative Net Credit Losses		4,389,798.30
75	Current Period Net Credit Losses		15,002.69

76	Ending Cumulative Net Credit Losses		4,404,800.99

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.53%

World Omni Automobile Lease Securitization Trust 2014-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2016

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

78	Lease Payments Received	5,887,345.92
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	20,483,549.78
80	Liquidation Proceeds, Recoveries & Expenses	237,847.66
81	Insurance Proceeds	137,242.48
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	27,921.97
83	Payoff Payments	8,528,784.66
84	All Other Payments Received	-

85	Collected Amounts	35,302,692.47

86	Investment Earnings on Collection Account	8,461.62

87	Total Collected Amounts, prior to Servicer Advances	35,311,154.09

88	Servicer Advance	0.00

89	Total Collected Amounts - Available for Distribution	35,311,154.09

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

90	Servicing Fee	289,858.68
91	Interest on the Exchange Note - to the Trust Collection Account	430,440.13
92	Principal on the Exchange Note - to the Trust Collection Account	29,864,619.12
93	Trust Collection Account Shortfall Amount - to the Trust Collection Account	1,862,871.25
94	Remaining Funds Payable to Trust Collection Account	2,863,364.91

95	Total Distributions	35,311,154.09

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

96	Available Funds	35,021,295.41

97	Investment Earnings on Reserve Account	999.15

98	Reserve Account Draw Amount	0.00

99	Total Available Funds - Available for Distribution	35,022,294.56

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

100	Administration Fee	14,492.93
101	Class A Noteholders' Interest Distributable Amount	209,451.02
102	Noteholders' First Priority Principal Distributable Amount	-
103	Class B Noteholders' Interest Distributable Amount	41,428.75
104	Noteholders' Second Priority Principal Distributable Amount	-
105	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
106	Noteholders' Regular Principal Distributable Amount	33,182,910.14
107	Remaining Funds Payable to Certificateholder	1,574,011.72

108	Total Distributions	35,022,294.56